Consolidated statement of income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of income (loss)
Revenues	€ 4,483	€ 9,198	€ 17,477
Other income	3,443	5,526	5,686
Total revenues and other income	7,926	14,725	23,163
Research and development costs	(87,043)	(90,880)	(110,012)
Marketing - Business development expenses	(4,963)	(1,953)	(1,980)
General and administrative expenses	(47,895)	(15,839)	(13,837)
Other operating income (expenses)	(9,039)	(3,609)	(44)
Operating profit (loss)	(141,013)	(97,558)	(102,709)
Financial income	4,169	2,888	1,788
Financial expenses	(216,922)	(88,917)	(6,882)
Financial income (loss)	(212,752)	(86,029)	(5,095)
Share of net profit (loss) - Equity method	(350)	(313)	(2,015)
Income tax	(22)	(313)	(607)
Net loss for the period	€ (354,138)	€ (184,212)	€ (110,426)
Basic loss per share	€ (1.9)	€ (3.08)	€ (2.43)
Diluted loss per share	€ (1.9)	€ (3.08)	€ (2.43)
Weighted average number of shares outstanding used to calculate basic loss per share	186,801,792	59,778,701	45,351,799
Weighted average number of shares outstanding used to calculate diluted loss per share	186,801,792	59,778,701	45,351,799